New York Life Insurance and Annuity Corporation
Market Wealth Plus
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2023
A flexible premium variable universal life insurance contract offered to individuals under NYLIAC Variable Universal Life Separate Account-I
This summary prospectus summarizes significant changes to the Market Wealth Plus policy, an individual, flexible premium variable universal life insurance policy issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), since September 10, 2022, the effective date of last year’s update to the prospectus for this policy. The prospectus contains more information about the policy, including its features, benefits and risks. You can find the current prospectus and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/marketwealthplus, or (also at no cost) by calling us at 1-800-598-2019 or by sending an email request to MarketWealthPlusProspectus@newyorklife.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available online at Investor.gov.
The words “we,” “our” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. Market Wealth Plus policy insures one person and pays a benefit upon that person’s death. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
Please use one of the following addresses for service requests:
Regular Mail	Express Mail
NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
or call our toll-free number: 1-800-598-2019
For submitting death claim forms only, you may also use:
Regular Mail	Express Mail
New York Life P.O. Box 130539 Dallas, TX 75313-0539	New York Life 4849 Greenville Ave, Ste 700 Dallas, TX 75206
Premium payments and loan repayments should be sent to us at:
Regular Mail	Express Mail
NYLIAC 75 Remittance Drive, Suite 3021 Chicago, IL 60675-3021	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

i

Definitions

The references in the definitions below, for more information, are to sections of the full statutory prospectus.
Accumulation Units: An accounting unit we use to calculate the portion of your Policy’s Cash Value allocated to the Investment Divisions of the Separate Account.
ACSV Expiry Date: The date shown on the Policy Specifications Pages.
Administrative Charge: A monthly charge that is based on the Insured’s class of risk, Issue Age, Policy duration and initial Face Amount.
Alternative Cash Surrender Value or ACSV: During the CVE Period, the Alternative Cash Surrender Value is equal to the Available Cash Value of your Policy plus the Cash Value Enhancement through the date of surrender. At the conclusion of the CVE Period and until the ACSV Expiry Date, the Alternative Cash Surrender Value is equal to the Available Cash Value of your Policy. See “Surrenders – Full Surrenders – Alternative Cash Surrender Value”.
Available Cash Value: The Cash Value minus any outstanding loans and accrued loan interest. Any Monthly Deduction Charges in excess of this amount will be deferred under the No Lapse Guarantee. See “Termination and Reinstatement—No Lapse Guarantee” for more information.
Cash Surrender Value:The Cash Value, minus any surrender charges that may apply, minus any outstanding loans and accrued loan interest. This is the amount we will pay you if you surrender your policy. See “Surrenders” for more information.
Cash Surrender Value: The Cash Value, minus any surrender charges that may apply, minus any outstanding loans and accrued loan interest. This is the amount we will pay you if you surrender your policy. See “Surrenders” for more information.
Cash Value: The total value of your policy’s accumulation units in the Separate Account Value, plus any amount in the Fixed Investment Options and the Loan Account.
Cash Value Enhancement or CVE: The Cash Value Enhancement is equal to the sum of all Premium Expense Charges, plus the sum of all Administrative Charges and Contract Charges, assessed from the issuance of the Policy, multiplied by the percentage shown in the Policy Specifications Pages.
CVE Period: Period defined in the Policy Specification Pages.
Contract Charge: A monthly charge that is deducted from the Cash Value of your Policy for the costs of providing certain administrative services, including premium collection, record-keeping, processing claims, and communicating with policyowners.
Cost of Insurance Charge: A monthly charge that is deducted from the Cash Value of your Policy for the costs of providing a Life Insurance Benefit.
Dollar-Cost Averaging (“DCA”) Accounts:The DCA Plus Account and the DCA Extension Account. The DCA Accounts are supported by the assets in NYLIAC’s General Account. Although the DCA Accounts are considered Fixed Investment Options, they are not part of the Fixed Account.
Dollar-Cost Averaging (“DCA”) Accounts:The DCA Plus Account and the DCA Extension Account. The DCA Accounts are supported by the assets in NYLIAC’s General Account. Although the DCA Accounts are considered Fixed Investment Options, they are not part of the Fixed Account.
Dollar-Cost Averaging Plus (“DCA Plus”) Account: The 12-month dollar-cost averaging account used specifically for the DCA Plus Program. The amount in the DCA Plus Account earns interest at a rate which we declare periodically, but which will never be less than the Guaranteed Minimum Interest Rate. Interest accrues and is credited daily.
Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.
Face Amount: The dollar amount of life insurance under the policy. It equals the initial face amount shown on the Policy Specifications Page, minus any decreases to the initial face amount.

Fixed Account: An account we credit with a fixed interest rate that we declare periodically in advance, in our sole discretion. This rate can change, but will never be less than the Guaranteed Minimum Interest Rate. The Fixed Account is supported by assets in NYLIAC’s General Account. The amount in the Fixed Account earns interest which accrues and is credited on a daily basis.
General Account: An account representing all of NYLIAC’s assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. These assets are subject to the claims of our general creditors. We allocate any Net Premium payments you make prior to the Initial Premium Transfer Date to this account.
Good Order: A request or transaction is in Good Order if it complies with our administrative procedures, and the required information is complete and correct. This means the actual receipt by us of your request and any instructions related to the request in writing (or, if permitted, by telephone or electronic means), along with all forms, and any other information or documentation necessary to complete the transaction. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order. We may reject or delay a request or transaction if the information needed is not in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.
Guarantee Period: The period of time during which the No Lapse Guarantee is in effect. Please see “Termination and Reinstatement—No-Lapse Guarantees” for more information.
Initial Premium: A required planned minimum premium of $10,000 that must be paid during the first policy year. Funds resulting from an IRC Section 1035 exchange into the policy will not count toward the $10,000 required amount.
Initial Premium Transfer Date: The date on which initial Net Premiums and any accumulated interest is transferred from the General Account to the Investment Divisions, the Fixed Account, and/or the DCA Plus Account. The Initial Premium Transfer Date is generally the later of the Issue Date and the date we receive the full Initial Premium payment in Good Order.
Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
Investment Options: Policy investment options that consist of the Investment Divisions and the Fixed Investment Options.
Issue Date: The date we issue the policy as specified on the Policy Specifications Page.
Life Insurance Benefit: The benefit calculated under the Policy.
Life Insurance Proceeds: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect. It is equal to the Life Insurance Benefit, plus any additional benefits under any riders you have chosen, minus any outstanding loans (including any accrued loan interest) and any unpaid or deferred Monthly Deduction Charges.
Loan Account: The Loan Account reflects that part of your Cash Value that has been transferred from the Investment Options as collateral for policy loans.
Monthly Deduction Charges: The Contract Charge, the Cost of Insurance Charge, the Mortality and Expense Risk Charge, the Administrative Charge, and any applicable monthly rider charges deducted from your policy’s Cash Value.
Mortality and Expense Risk Charge: A monthly charge that is assessed to cover the risk that the group of lives that we have insured under our policies will not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have anticipated (expense risk).
Net Premium: The balance of a premium payment after the Premium Expense Charge has been deducted.
No Lapse Guarantee Minimum Monthly Premium: An amount listed on the Policy Specifications Page. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis, as long as you pay a sufficient amount to pass the No Lapse Guarantee Premium Test. The No Lapse Guarantee Minimum Monthly Premium is recalculated based on any change in coverage, such as adding or deleting a rider, and/or a change in class of risk.

NYLIAC: New York Life Insurance and Annuity Corporation.
Persistency Credit: A credit we may apply to your policy’s Available Cash Value as described in the “Description of the Policy – Non-Guaranteed Persistency Credit” section. The payment of the Persistency Credit is not guaranteed and may be discontinued at any time.
Persistency Credit Start Date: The date on which we may begin to apply a persistency credit to your policy’s Available Cash Value. The Persistency Credit Start Date is dependent on the Issue Age and is shown on your Policy Specifications Pages.
Policy or Market Wealth Plus: Your Market Wealth Plus variable universal life policy.
Policy Specifications Page: The policy pages that provide information regarding your policy, such as policy Face Amount, premiums due and policy charges.  May also be referred to as “Policy Data Pages” in riders or endorsements attached to your policy.
Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. You can find your Policy Date on the Policy Specifications Page.
Policy Year: The twelve-month period starting on the Policy Date, and each twelve-month period thereafter.
Request:A signed written request in Good Order received at our VPSC, or any other address that we may indicate to you in writing, which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
Separate Account: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Separate Account Value: An amount equal to your policy's Accumulation Units in the Separate Account.
Surrender Charge Period: The period of time during which we may assess a surrender charge. See “Transaction Charges—Surrender Charges” for more information.
Surrender Charge Premium: The amount we use to calculate surrender charges, as set forth on the Policy Specifications Page.
VPSC: The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). See “Management and Organization—How to Reach Us for Policy Services” for more information.

Updated Information About Your Policy

The information in this updating summary prospectus is a summary of certain policy features that have changed since the full or statutory prospectus dated September 10, 2022. This may not reflect all of the changes that have occurred since you purchased your policy.
Key Information Table
The table in the “Important Information You Should Consider About the Policy” section has been updated to include additional disclosure regarding the restrictions associated with existing optional benefits available under the policy. See “Important Information You Should Consider About the Policy- Restrictions- Optional Benefits” below. These restrictions were already included in the discussion of the optional benefits in relevant parts of the prospectus but are now also summarized in the table.
Premiums
The “Premiums” section has been updated to include the availability of the Premium Deposit Account ("PDA") as a new optional benefit which can be used as a means of paying Planned Premiums into the policy. The Premium Deposit Account can only be elected within 45 days after the Initial Premium is paid into the policy.
Other Benefits Available Under the Contract
The table in the “Additional Benefits Through Riders and Options” section has been updated to include disclosure regarding existing optional features under the policy including: Dollar-Cost Averaging, Dollar-Cost Averaging Plus Account, Dollar-Cost Averaging Extension Account, Automatic Asset Rebalancing, Interest Sweep and Expense Allocation Option. The disclosure regarding these optional features were already included in the prospectus but are now also summarized in the table.
Disclosure regarding the Premium Deposit Account has also been added to the table and a broader description of the feature, including an example illustrating its use, has been added following the table.

Important Information You Should Consider About the Policy

Fees and Expenses
Charges for Early Withdrawals
If you fully surrender your policy for the Cash Surrender Value, partially surrender or withdraw money from your policy within a maximum of 10 years following your purchase of the policy, you may be assessed a maximum surrender charge equal to the lesser of (a) or (b) where (a) equals 50% of the total premiums paid under the
Policy and (b) equals a percentage of the Surrender Charge Premium. Surrender charges are not applicable on full surrenders of the policy for its ACSV.
For example, if you were to withdraw $100,000 during the first 10 years after your policy purchase, the ACSV was not available, and your total premiums paid were
$100,000, then you could be assessed a charge of up to $50,000 on the amount withdrawn.
For more detailed information, see the Prospectus, Table of Fees and Expenses;
Charges Associated with the Policy.

Transaction Charges
In addition to surrender charges for early withdrawals, you may be charged for other transactions. These include surrender charges for Face Amount decreases,
Premium Expense Charges (deducted from each premium payment), and charges if you exercise the Living Benefits Rider or the Overloan Protection Rider. A conditional premium payment may be required if you exercise the Insurance Exchange Rider. A withdrawal fee may apply if you make a withdrawal from the Premium Deposit
Account.
We reserve the right to impose partial surrender fees, transfer charges (when you transfer Cash Value between Investment Options), and a returned payment (bad check) fee, but we currently do not impose these charges.
For more detailed information, see the Prospectus, Table of Fees and Expenses;
Charges Associated with the Policy – Deductions From Premium Payments; Charges
Associated with the Policy – Transaction Charges.

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these charges, such as the
Cost of Insurance Charge, the Administrative Charge, and certain rider charges
(for optional benefits), are set based on individual characteristics of the insured (e.g., age, gender, and rating classification). Other ongoing charges include the Contract
Charge, the Mortality and Expense Risk Charge, loan interest, and certain rider charges. Please refer to your Policy Specifications Page for rates and the specific fees applicable to your policy.
Investors will also bear expenses associated with the Eligible Portfolios (portfolio companies), as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2022 and which may change from year to year.

Fees and Expenses
Portfolios’ Annual Operating Expenses (expenses that are deducted from Portfolio assets)
Annual Fee	Minimum	Maximum
Investment Options (Eligible Portfolio fees and expenses)	0.14%	1.41%

For more detailed information, see the Prospectus, Table of Fees and Expenses;
Charges Associated with the Policy; and Appendix: Eligible Portfolios Available Under
the Policy for our list of available Eligible Portfolios, the current expenses for these
Portfolios, and the Average Annual Total Returns.

Risks

Risk of Loss
You can lose money by investing in this policy, including loss of your premiums
(principal).
For more detailed information, see the Prospectus, Summary of Principal Risks of
Investing in the Policy; Management and Organization – About the Separate Account.

Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications in the early years of the policy make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans.
For more detailed information, see the Prospectus, Summary of Principal Risks of
Investing in the Policy; Loans; and Surrenders–Partial Surrenders–Amount Available
for a Partial Surrender.

Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance of the Eligible Portfolios (portfolio companies) you choose, and the value of an investment can vary depending on the performance of the Eligible Portfolios.
•Each investment option (the Eligible Portfolios and the Fixed Investment Options)
has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
•A discussion of the risks of allocating your premiums or Cash Value to one or more
Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/marketwealthplus. You should review the prospectuses for the Eligible Portfolios before making an investment decision.
For more detailed information, see the Prospectus, Summary of Principal Risks of
Investing in the Policy; Management and Organization – About the Separate Account.

Insurance Company Risks
An investment in the policy is subject to the risks related to New York Life Insurance and Annuity Corporation (NYLIAC), including:
 ○Any obligations (including the Fixed Account and the DCA Accounts), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC.
 ○There are risks relating to NYLIAC’s administration of the policy, including cybersecurity and infectious disease outbreak risks.
 ○If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its financial strength ratings, is available upon request from NYLIAC at 1-800-598-2019.
For more detailed information, see the Prospectus, Management and Organization;
Financial Statements; Summary of Principal Risks of Investing in the Policy– Risks
Affecting Our Administration of the Policy.

Contract Lapse
Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the insured.
You may also lose the principal invested. A policy can lapse if the Cash Surrender
Value is insufficient to pay the Monthly Deduction Charges and other charges. This can happen due to insufficient premium payments, poor investment performance, partial surrenders, unpaid loans or loan interest, and policy charges (including increases in those charges). The larger a policy loan becomes relative to the policy’s
Cash Surrender Value, the greater the risk that the policy’s Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. A policy lapse may have tax consequences.
A policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction
Charges and other charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the Guarantee Period ends, premium payments significantly higher than the premium necessary to maintain the No Lapse Guarantee benefit may be required.
If the policy lapses, there are costs and premium requirements associated with reinstatement of the policy.
For more detailed information, see the Prospectus, Summary of Principal Risks of
Investing in the Policy; Termination and Reinstatement; Risk of Minimally Funded
Policies.

Restrictions

Investments
•You can select a maximum of 21 Investment Options among the 83 Investment
Divisions (that invest in the Eligible Portfolios), the Fixed Account and/or the DCA
Accounts.
•The minimum amount that you can transfer is $500. The maximum amount that you can transfer out of the Fixed Account in any Policy Year is the greater of (a) 20% of the amount in the Fixed Account at the beginning of the Policy Year, or (b) $5,000.
•NYLIAC reserves the right to remove, substitute or close to investors any Eligible
Portfolios (portfolio companies) as Investment Options that are available under the policy.
•We set limits on the number of electronic or telephonic transfer requests that can be made in any period. If these limits are exceeded, any subsequent transfer requests must be made by U.S. mail or overnight courier.
•In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially harm or hurt the rights of other policyowners in order to prevent market timing. We will also reject or reverse a transfer request if for any reason any of the Eligible Portfolios do not accept the purchase of its shares.
For more detailed information, see the Prospectus, Investment Divisions, the Fixed
Account and the DCA Accounts; Transfers Among the Investment Divisions, the Fixed
Account and the DCA Accounts; Description of the Policy – Limits on Transfers; and
Appendix: Eligible Portfolios Available Under the Policy for our list of available Eligible
Portfolios.

Optional Benefits
•We may modify or discontinue offering an optional benefit at any time.
•There are limitations on the benefit amounts associated with some optional benefits.
•Activation of certain optional benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.
•Some optional benefits have Policy Year limitations and/or age requirements.
•Some optional benefits may have tax implications.
•Some optional benefits may not be used together.
•We may change these restrictions in the future.
For more detailed information, see the Prospectus, The Policy—Additional Benefits
Through Riders and Options.

Taxes

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
•Earnings on your policy (if any) are taxed when you withdraw them (or if a policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59 ½.
For more detailed information, see the Prospectus, Summary of Principal Risks of
Investing in the Policy–Tax Risks; Federal Income Tax Considerations.

Conflicts of Interest

Investment Professional Compensation
Your investment professional may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and because NYLIAC may share the revenue it earns on this policy with the professional’s firm. (Your investment professional may be your registered representative, broker, investment adviser, insurance agent, or someone else).
These investment professionals may have a financial incentive to recommend this policy over another policy or investment.
For more detailed information, see the Prospectus, Distribution and Compensation
Arrangements.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy. The ACSV is not available for IRC Section 1035 exchanges to another life insurance policy.
For more detailed information, see the Prospectus, Description of the
Policy–Tax-Free “Section 1035” Insurance Policy Exchanges.

Appendix: Eligible Portfolios Available Under the Policy
The Eligible Portfolios
The following is a list of the Eligible Portfolios currently available under the policy. Before you invest, you should review the prospectuses for the Portfolios. These prospectuses contain more information about the Portfolios and their risks and may be amended from time to time. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/marketwealthplus.You can also request this information at no cost by calling 1-800-598-2019 or sending an email request to MarketWealthPlusProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity	MainStay VP American Century Sustainable Equity—Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) Subadviser: American Century Investment Management, Inc.	0.67%	(7.70)%	6.01%	9.24
Asset Allocation	MainStay VP Balanced—Initial Class Adviser: New York Life Investments Subadvisers: NYL Investors LLC (“NYLI”) and Wellington Management Company LLP (“Wellington”)	0.71%	(5.74)%	5.23%	7.50%
Investment Grade Bond	MainStay VP Bond—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.53%	(14.47%)	(0.33)%	0.97%
Sector	MainStay VP CBRE Global Infrastructure—Initial Class Adviser: New York Life Investments Subadviser: CBRE Investment Management Listed Real Assets LLC	0.95%*	(5.99)%	(6.36)	(3.44)%
Asset Allocation	MainStay VP Conservative Allocation—Initial Class Adviser: New York Life Investments	0.50%	(12.05)%	2.22%	4.33%
-10

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield—Initial Class Adviser: New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	0.68%*	(2.50)%	7.12%	9.13%
Asset Allocation	MainStay VP Equity Allocation—Initial Class Adviser: New York Life Investments	0.60%	(17.64)%	4.34%	8.06%
Sector	MainStay VP Fidelity Institutional AM® Utilities—Initial Class Adviser: New York Life Investments Subadviser: FIAM LLC	0.66%	5.57%	8.91%	8.56%
Non-Investment Grade Bond	MainStay VP Floating Rate—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.64%	(1.25)%	2.61%	3.10%
Asset Allocation	MainStay VP Growth Allocation—Initial Class Adviser: New York Life Investments	0.58%	(14.43)%	3.98%	7.15%
Asset Allocation	MainStay VP Income Builder—Initial Class Adviser: New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.62%	(13.52)%	2.92%	5.78%
Alternatives	MainStay VP IQ Hedge Multi-Strategy—Initial Class Adviser: New York Life Investments Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.07%*	(8.48)%	(0.64)%	(1.39)%
Asset Allocation	MainStay VP Janus Henderson Balanced—Initial Class Adviser: New York Life Investments Subadviser: Janus Henderson Investors US LLC (“Janus”)	0.57%	(16.39)%	6.72%	8.48%
-11

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Non-Investment Grade Bond	MainStay VP MacKay Convertible—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.57%	(12.67)%	9.21%	10.04%
Investment Grade Bond	MainStay VP MacKay Government—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.56%	(11.29%)	(0.68)%	0.23%
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.58%	(8.06)%	2.67%	4.23%
International/Global Equity	MainStay VP MacKay International Equity—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.95%	(26.45)%	1.95%	5.15%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.62%	(7.24)%	1.20%	2.17%
Asset Allocation	MainStay VP Moderate Allocation—Initial Class Adviser: New York Life Investments	0.52%	(13.69)%	3.05%	5.71%
Sector	MainStay VP Natural Resources—Initial Class Adviser: New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	0.83%	35.84%	10.78%	3.67%
Investment Grade Bond	MainStay VP PIMCO Real Return—Initial Class Adviser: New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	0.71%*	(11.45)%	2.05%	0.93%
-12

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity	MainStay VP S&P 500 Index—Initial Class Adviser: New York Life Investments Subadviser: IndexIQ	0.12%*	(18.19)%	9.28%	12.32%
Small/Mid Cap Equity	MainStay VP Small Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.85%	(26.49)%	5.45%	8.88%
Money Market	MainStay VP U.S. Government Money Market—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.28%*	1.29%	0.94%	0.52%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.86%*	(20.52)%	2.80%	9.07%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.75%*	(20.83)%	0.59%	5.15%
Large Cap Equity	MainStay VP Wellington U.S. Equity—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.57%	(20.68)%	7.00%	11.41%
Large Cap Equity	MainStay VP Winslow Large Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Winslow Capital Management, Inc.	0.75%	(31.16)%	10.23%	12.93%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio (formerly AB VPS Small/Mid Cap Value Portfolio)—Class A Adviser: AllianceBernstein L.P. (“AB”)	0.80%	(15.63)%	3.88%	9.33%
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	AB VPS Relative Value Portfolio (formerly AB VPS Growth and Income Portfolio)—Class A Adviser: AB	0.59%	(4.19)%	8.09%	11.37%
Asset Allocation	American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.55%	(13.41)%	5.33%	8.10%
Investment Grade Bond	American Funds IS The Bond Fund of America®—Class 2 Adviser: CRMC	0.46%*	(12.58%)	0.76%	1.36%
International/Global Equity	American Funds IS Global Small Capitalization Fund—Class 2 Adviser: CRMC	0.91%*	(29.55)%	2.79%	6.84%
Large Cap Equity	American Funds IS Growth Fund—Class 2 Adviser: CRMC	0.59%	(29.94)%	11.14%	13.64%
Sector	American Funds IS New World Fund®—Class 2 Adviser: CRMC	0.82%*	(22.10)%	2.32%	4.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM—Class 2 Adviser: CRMC	0.50%*	(8.45)%	7.11%	11.30%
Asset Allocation	BlackRock® Global Allocation V.I. Fund—Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) Subadviser: BlackRock (Singapore) Limited	0.73%*	(15.86)%	3.50%	5.06%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund—Class I Adviser: BlackRock Subadviser: BlackRock International Limited	0.56%*	(10.35)%	2.60%	4.10%
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Sector	BNY Mellon IP Technology Growth Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: NIMNA	0.78%	(46.39)%	5.09%	11.17%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadvisers: Newton Investment Management Limited and NIMNA	0.68%	(22.87)%	9.33%	11.36%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio—Class I Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) Subadviser: ClearBridge Investments, LLC	0.72%	(12.44)%	9.66%	11.80%
Non-Investment Grade Bond	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1 Adviser: Columbia Management Investment Advisers, LLC ("Columbia")	0.75%	(16.03)%	(1.63)%	0.67%
Investment Grade Bond	Columbia Variable Portfolio—Intermediate Bond Fund—Class 1 Adviser: Columbia	0.50%	(17.06)%	0.43%	1.39%
International/Global Equity	Delaware VIP® Emerging Markets Series—Standard Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) (“DMC”) Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)	1.18%*	(27.58)%	(1.90)%	2.34%
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series—Standard Class Adviser: DMC Sub-Adviser: MIMGL	0.78%	(12.09)%	4.35%	9.21%
Alternatives	DWS Alternative Asset Allocation VIP—Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) Subadviser: RREEF America LLC	0.83%	(7.42)%	2.83%	2.44%
Small/Mid Cap Equity	DWS Small Cap Index VIP—Class A Adviser: DIMA Subadviser: Northern Trust Investments, Inc.	0.37%*	(20.64)%	3.82%	8.75%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP—Class A Adviser: DIMA	0.81%*	(15.80)%	2.15%	7.24%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio—Initial Class Adviser: Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	0.14%	(13.19)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.60%	(26.31)%	8.66%	11.43%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.92%	(20.17)%	1.71%	4.61%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.51%	(4.96)%	8.16%	10.19%
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class Adviser: FMR	0.48%	(15.69)%	3.73%	6.07%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class Adviser: FMR	0.54%	(16.87)%	4.61%	7.49%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class Adviser: FMR	0.63%	(18.22)%	5.89%	8.71%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.63%	(38.15)%	13.09%	15.09%
Sector	Fidelity® VIP Health Care Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.63%	(12.41)%	10.50%	15.07%
International/Global Equity	Fidelity® VIP International Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode Capital Management, LLC	0.17%	(16.02)%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.40%	(12.96)%	0.64%	1.53%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.61%	(14.74)%	5.95%	9.96%
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Templeton Aggressive Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin Advisers, Inc. (“Franklin”)	0.65%	(16.62)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.64%	(12.96)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.59%	(14.77)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.62%	(15.89)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.61%	(13.08)%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund—Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.91%	(18.31)%	1.51%	4.41%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®—Series I Shares Adviser: Invesco	0.87%	(15.83)%	7.01%	10.88%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio—Institutional Shares Adviser: Janus	0.72%	(15.94)%	9.62%	13.39%
International/Global Equity	Janus Henderson Global Research Portfolio—Institutional Shares Adviser: Janus	0.64%	(19.41)%	6.55%	9.15%
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Small/Mid Cap Equity	LVIP SSgA Mid-Cap Index Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Subadviser: SSgA Funds Management, Inc.	0.35%*	(13.40)%	6.33%	N/A
International Equity	MFS® International Intrinsic Value Portfolio—Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.90%*	(23.56)%	3.03%	7.82%
Large Cap Equity	MFS® Investors Trust Series—Initial Class Adviser: MFS	0.78%*	(16.49)%	8.44%	11.43%
Mid Cap Equity	MFS® Mid Cap Value Portfolio—Initial Class Adviser: MFS	0.79%*	(8.79)%	7.58%	10.86%
Small/Mid Cap Equity	MFS® New Discovery Series—Initial Class Adviser: MFS	0.87%*	(29.76)%	7.81%	9.99%
Foreign Large Blend	MFS® Research International Portfolio—Initial Class Adviser: MFS	0.96%*	(17.58)%	2.69%	4.68%
Large Cap Equity	MFS® Research Series—Initial Class Adviser: MFS	0.79%*	(17.21)%	8.90%	11.68%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I Adviser: Morgan Stanley Investment Management Inc.	0.82%*	(27.05)%	(1.43)%	3.32%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I Adviser: Neuberger Berman Investment Advisers LLC	0.97%	(28.73)%	6.97%	10.22%
Investment Grade Bond	PIMCO VIT Income Portfolio—Institutional Class Adviser: PIMCO	0.67%	(7.64)%	1.93%	N/A
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Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class Adviser: PIMCO	0.86%	(10.02)%	0.47%	2.37%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio—Institutional Class Adviser: PIMCO	0.52%	(5.60)%	0.23%	0.57%
Investment Grade Bond	PIMCO VIT Total Return Portfolio—Institutional Class Adviser: PIMCO	0.52%	(14.17)%	(0.03)%	1.07%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio—Class I Adviser: LMPFA Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd in Singapore; and Western Asset Management Company Ltd. in Japan	0.51%	(17.23)%	(0.55)%	1.71%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time at the option of the Fund. Annual expenses for the Eligible Portfolios for the year ended December 31, 2022, reflect temporary fee reductions under such an arrangement.
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This Updating Summary Prospectus incorporates by reference the Policy full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2023, as amended or supplemented. The full prospectus and SAI for the Policy may be obtained, free of charge, in any manner shown on the front page of this Updating Summary Prospectus.
The SEC EDGAR Contract Identifier for the Policy is C000199093.